Share Capital (Details) - Schedule of Options Granted - Black-Scholes option [Member]	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Capital (Details) - Schedule of Options Granted [Line Items]
Risk free interest rate	3.71%	3.31%
Expected volatility	72.69%	79.79%
Expected life of options in years	2 years 9 months	2 years 9 months
Estimated forfeiture rate	15.05%	14.40%